Annual Total Returns[BarChart] - 2025 Retirement Fund - 2025 Retirement Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.83%	12.90%	21.11%	8.00%	(0.10%)	9.84%	14.44%	(5.22%)	19.79%	10.26%